Equity dividends (Tables)	12 Months Ended
Mar. 31, 2022
Equity dividends
Schedule of dividends declared and proposed

	2022	2021	2020
	€m	€m	€m
Declared during the financial year
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.16 eurocents per share)	1,254	1,205	1,112
Interim dividend for the year ended 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share, 2020: 4.50 eurocents per share)	1,229	1,207	1,205
	2,483	2,412	2,317
Proposed after the end of the year and not recognised as a liability
Final dividend for the year ended 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share, 2020: 4.50 eurocents per share)	1,265	1,260	1,205